FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Assets (liabilities) measured at fair value on a recurring basis

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$113.0	$—	$—	$113.0
Derivative contracts:
Foreign currency forward and collar contracts	—	(4.3)	—	(4.3)
Energy swap contracts	—	7.6	—	7.6
Total return swap contracts	—	(11.0)	—	(11.0)
	$113.0	$(7.7)	$—	$105.3

Summary of information about derivative contracts outstanding

	December 31, 2020		December 31, 2019
	Asset / (Liability)		Asset / (Liability)
	Fair Value	AOCI	Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts (a) (i)	$(4.3)	$(2.5)	$3.9	$2.6

Commodity contracts
Energy swap contracts (b) (ii)	7.6	4.7	4.0	3.2

Other contracts
Total return swap contracts (iii)	(11.0)	—	(1.3)	—
Total all contracts	$(7.7)	$2.2	$6.6	$5.8

Unrealized fair value of derivative assets
Current	$6.5		$7.2
Non-current	10.5		4.5
	$17.0		$11.7

Unrealized fair value of derivative liabilities
Current	$(21.3)		$(4.3)
Non-current	(3.4)		(0.8)
	$(24.7)		$(5.1)
Total net fair value	$(7.7)		$6.6

(a)	Of the total amount recorded in AOCI at December 31, 2020, $(4.1) million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.
(b)	Of the total amount recorded in AOCI at December 31, 2020, $(0.5) million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.

Summary of foreign currency forward and collar contracts outstanding

Foreign currency	2021	2022	2023
Brazilian real zero cost collars (in millions of U.S. dollars)	$103.6	$64.8	$43.2
Average put strike (Brazilian real)	4.35	4.62	5.00
Average call strike (Brazilian real)	5.39	6.56	7.26
Canadian dollar forward buy contracts (in millions of U.S. dollars)	$25.2	$12.0	$—
Average rate (Canadian dollar)	1.37	1.40	—
Russian rouble zero cost collars (in millions of U.S. dollars)	$51.6	$36.0	$20.4
Average put strike (Russian rouble)	70.3	75.0	77.0
Average call strike (Russian rouble)	87.8	100.6	97.8

Summary of energy swap contracts outstanding

Energy	2021	2022	2023
WTI oil swap contracts (barrels)	1,054,400	822,600	565,200
Average price	$47.52	$42.14	$39.58